GOODWILL - SUBSIDIARIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 103,014,000	$ 119,902,000	$ 154,989,000	$ 154,989,000
Increase (decrease) through other changes, goodwill	$ 419,000	$ 11,415,000